1933 Act File No. 33-30950
                                   1940 Act File No. 811-5900

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        x

   Pre-Effective Amendment No.          ..........

   Post-Effective Amendment No.   23   ...........        x

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No.       ...........................

                            THE STARBURST FUNDS
            (Exact Name of Registrant as Specified in Charter)

      Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire,
                        Federated Investors Tower,
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

 x  immediately upon filing pursuant to paragraph (b)
    on                   pursuant to paragraph (b)
       -----------------
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).
    75 days after filing pursuant to paragraph (a)(ii)
    on                   pursuant to paragraph (a)(ii) of Rule 485.
       -----------------

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X  filed the Notice required by that Rule on December 16,1996; or
    intends to file the Notice required by that Rule on or about
               ; or
   ------------
    during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.


                         Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037




CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933


                                      Proposed
Title of                 Proposed     Maximum
Securities   Amount      Maximum      Aggregate    Amount of
Being        Being       Offering Price            Offering Registration
Registered   Registered  Per Unit     Price*       Fee

Shares of
beneficial
interest
(no par value) 147,410,912         $10.09    $1,487,376,102 $0


*Registrant has elected to calculate its filing fee in the manner described in Rule 24e-2 of the Investment Company Act of 1940. The total amount of securities redeemed during the previous fiscal year was 1,254,634,651. The total amount of redeemed securities used for reductions pursuant to paragraph (a) of Rule 24e-2 or paragraph (c) of Rule 24f-2 during the current year was 1,107,223,739. The amount of redeemed securities being used for reduction of the registration fee in this Amendment is 147,410,912.



                           CONTENTS OF AMENDMENT
  This Post-Effective Amendment No. 23 to the Registration Statement of THE STARBURST FUNDS is comprised of the following papers and documents:

     1.The facing sheet to register a definite number of shares of beneficial interest, no par value, of THE STARBURST FUNDS;

     2.The legal opinion of counsel for the Registrant, as to the legality of shares being offered; and as to the eligibility to become effective pursuant to Paragraph (b) of Rule 485; and

     3.Signature page.


                                SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933, the Registrant, THE STARBURST FUNDS certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania on the 16th day of December, 1996.

                            THE STARBURST FUNDS

          BY:  /s/ C. Grant Anderson
              C. Grant Anderson, Assistant Secretary
             Attorney in Fact for John F. Donahue
             December 16, 1996

  Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                     TITLE              DATE

By:  /s/ C. Grant Anderson
   C. Grant Anderson       Attorney In Fact    December 16, 1996
   Assistant Secretary     For the Persons
                           Listed Below

   NAME                     TITLE

John F. Donahue*           Trustee
                           (Chief Executive Officer)

J. Christopher Donahue*    President

Edward C. Gonzales*        Executive Vice President, Treasurer and
                           Trustee

Thomas G. Bigley *         Trustee

John T. Conroy, Jr.*       Trustee

William J. Copeland*       Trustee

James E. Dowd*             Trustee

Lawrence D. Ellis, M.D.*   Trustee

Edward L. Flaherty, Jr.*   Trustee

Peter E. Madden*           Trustee

Gregor F. Meyer*           Trustee

John E. Murray, Jr*         Trustee

Wesley W. Posvar*          Trustee

Marjorie P. Smuts*         Trustee

* By Power of Attorney